Consolidated Balance Sheets - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash		$ 49,660	$ 9,134,902
Restricted cash	[1]	6,676,622	6,650,000
Accounts receivable, net		8,482,707	8,465,810
Inventory		57,381,281	52,191,523
Prepaid expense and other current assets		1,210,474	1,096,945
Total current assets		73,800,744	77,539,180
Property and equipment, net		6,427,674	5,177,877
Right-of-use assets		6,040,287	0
Goodwill		26,886,563	26,107,146
Other assets		237,823	102,178
Total assets		113,393,091	108,926,381
Current liabilities:
Accounts payable and accrued liabilities		12,421,094	10,554,913
Accrued interest payable		749,305	206,037
Current portion of convertible debt		1,363,590	0
Current portion of long-term debt		59,160,970	58,555,006
Total current liabilities		73,694,959	69,315,956
Long term liabilities:
Notes payable		1,924,733	8,792,919
Convertible debt		20,136,229	0
Derivative liabilities		27,500	0
Other long-term liabilities		4,722,101	0
Total long term liabilities		26,810,563	8,792,919
Total liabilities		100,505,522	78,108,875
Commitments and contingencies (Notes 4, 7, 8, 9, 13, 16)
Stockholders' equity:
Class B preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 and 1,317,329 shares issued and outstanding as of December 31, 2019 and 2018, respectively		0	1,317
Additional paid in capital		92,268,213	65,016,379
Accumulated deficit		(79,381,806)	(34,201,114)
Total stockholders' equity		12,887,569	30,817,506
Total liabilities and stockholders' equity		113,393,091	108,926,381
Class A Common Stock
Stockholders' equity:
Common stock		50	50
Class B Common Stock
Stockholders' equity:
Common stock		$ 1,112	$ 874

[1]	Amounts included in restricted cash represent the deposits required under the Company's short-term revolving facilities.